Financial Instruments (Schedule of Forward and SWAP Contracts) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedges [line items]
Loan agreement	€ 218,895	€ 198,169
Interest swap contract [Member] | Semi-annually [Member]
Disclosure of detailed information about hedges [line items]
Description Of Currency Linkage Receivable	Euribor 6 months
Description Of Currency Linkage Payable	Fixed 1%
Date of expiration	December 20, 2037
Fair value	€ (706)
Interest swap transaction period	18 years
Interest swap contract [Member] | Semi-annually [Member] | Euro [Member]
Disclosure of detailed information about hedges [line items]
Loan agreement	€ 17,600
Interest rate swap contract [Member] | Semi-annually [Member]
Disclosure of detailed information about hedges [line items]
Description Of Currency Linkage Receivable	Euribor 6 months
Description Of Currency Linkage Payable	Fixed 0.9412%
Date of expiration	September 30, 2031
Fair value	€ (3,290)
Interest rate swap contract [Member] | Semi-annually [Member] | Euro [Member]
Disclosure of detailed information about hedges [line items]
Loan agreement	€ 131,000
Currency swap [Member]
Disclosure of detailed information about hedges [line items]
Description Of Currency Linkage Receivable	NIS
Description Of Currency Linkage Payable	Euro
Date of expiration	June 2025
Fair value	€ 3,274
Interest swap transaction period	4 years
Currency swap [Member] | NIS [Member]
Disclosure of detailed information about hedges [line items]
Loan agreement	€ 100,000
Financial power swap [Member]
Disclosure of detailed information about hedges [line items]
Description Of Currency Linkage Receivable	Electricity price in Spain
Description Of Currency Linkage Payable	Fixed price
Date of expiration	September 30, 2030
Fair value	€ (20,894)